UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:   811-06512

BlackRock Insured Municipal Term Trust, Inc.
(Exact name of registrant as specified in charter)

100 Bellevue Parkway, Wilmington, DE	19809
(Address of principal executive offices)	(Zip code)

Robert S. Kapito, President
BlackRock Insured Municipal Term Trust, Inc.
40 East 52nd Street, New York, NY 10022
(Name and address of agent for service)

Registrant’s telephone number, including area code:  888-825-2257

Date of fiscal year end:       December 31, 2007
Date of reporting period:    March 31, 2007

Item 1. Schedule of Investments.
The Registrant’s unaudited schedule of investments as of the close of the reporting period pursuant to Rule 30b1-5 under the Investment Company Act of 1940 is as follows:

PORTFOLIO OF INVESTMENTS (unaudited)
MARCH 31, 2007

BlackRock Insured Municipal Term Trust (BMT)

(Percentages shown are based on Net Assets)

Principal
Amount			Option Call
(000)		Description	Provisions[1]	Value
		LONG-TERM INVESTMENTS—122.9%
		Alabama—0.9%
$ 1,000		Birmingham Jefferson Civic Ctr. Auth. ST, Ser. A, 4.375%, 1/01/11, FSA	No Opt. Call	$1,024,460
1,410		Fed. Hwy. Fin. Auth., Hwy. Impvts. Hwy. Tolls RB, Ser. A, 4.50%, 3/01/11, MBIA	No Opt. Call	1,451,962
				2,476,422
		Alaska—6.4%
		City of Anchorage, Ad Valorem Ppty. Tax GO,
9,295		Ser. B, 4.125%, 7/01/11, MBIA	No Opt. Call	9,463,333
6,000		Ser. B, 4.625%, 7/01/10, FGIC	No Opt. Call	6,183,180
1,260		Univ. of Alaska, Coll. & Univ. RB, Ser. K, 3.75%, 10/01/10, FGIC	No Opt. Call	1,265,342
				16,911,855
		Arizona—3.2%
1,000		Arizona St. Univ., Univ. & Coll. Impvts. RB, 4.20%, 7/01/11, FGIC	No Opt. Call	1,022,230
1,030		Mesa, Ad Valorem Ppty. Tax GO, Ser. A, 3.75%, 7/01/10, FGIC	No Opt. Call	1,033,718
6,340		Pima Cnty., Hwy. Impvt. Misc. RB, 4.25%, 7/01/11, FGIC	07/08 @ 101	6,424,005
				8,479,953
		Arkansas—0.2%
500		City of Little Rock, Pub. Impvts. Ad Valorem Ppty. Tax GO, 4.00%, 4/01/11, FSA	No Opt. Call	505,160
		California—6.9%
145		California, Pub. Impvts. Misc. GO, 6.80%, 11/01/10, FGIC	05/07 @ 100	145,380
6,100	[2]	Contra Costa Transp. Auth., Hwy. Impvt. Sales Tax RB, 6.50%, 3/01/09, FGIC	ETM	6,304,533
		Dept. of Wtr. Recs., Cash Flow Mgmt. Elec., Pwr. & Lt. RB,
5,000		Ser. A, 3.60%, 5/01/10, AMBAC	No Opt. Call	5,007,150
3,500		Ser. A, 3.70%, 5/01/11, MBIA	No Opt. Call	3,515,890
3,065		Los Angeles Cnty. Cap. Asset Leasing Corp., Lease Abatement RB, 6.05%, 12/01/10,
		AMBAC	No Opt. Call	3,318,169
				18,291,122
		Colorado—1.2%
3,245		Weld Cnty. Sch. Dist. No. 6, Ad Valorem Ppty. Tax GO, Greeley Proj., 3.75%, 12/01/10,
		FSA,	No Opt. Call	3,261,485
		Delaware—0.4%
1,015		Delaware River & Bay Auth., Pub. Impvts. Port, Arpt. & Marina RB, 3.75%, 1/01/11,
		MBIA	No Opt. Call	1,019,902
		District of Columbia—4.0%
10,000		Dist. of Columbia, Ad Valorem Ppty. Tax GO, Ser. B, 5.50%, 6/01/11, FSA	No Opt. Call	10,689,000
		Florida—0.9%
2,320		City of Tampa, Wtr. RB, 5.50%, 10/01/10, FSA	No Opt. Call	2,462,286
		Hawaii—0.4%
1,000		Univ. of Hawaii, Univ. & Coll. Impvts. RB, Ser. A, 3.875%, 7/15/10, FGIC	No Opt. Call	1,007,800
		Illinois—15.9%
		Chicago Pk. Dist., Ad Valorem Ppty. Tax GO,
3,120	[2]	Ser. A, 3.50%, 1/01/10, FGIC	ETM	3,098,035
3,695	[2]	Ser. A, 4.00%, 1/01/11, FGIC	ETM	3,735,941
		City of Chicago, Ad Valorem Ppty. Tax GO,
4,000		Ser. A, 4.375%, 1/01/11, AMBAC	No Opt. Call	4,097,840
1,790		Ser. A, 5.00%, 1/01/11, MBIA	No Opt. Call	1,872,662
		Du Page & Cook Cntys. Cmnty. Unit Sch. Dist. No. 205, Sch. Impvts. Ad Valorem Ppty.
		Tax GO,
315	[2]	4.50%, 1/01/11, FGIC	ETM	323,962
685		4.50%, 1/01/11, FGIC	No Opt. Call	704,728
1,750		Du Page & Will Cntys. Cmnty. Sch. Dist. No. 204, Sch. Impvts. Ad Valorem Ppty. Tax
		GO, Indian Proj., 4.25%, 12/30/10, FGIC	No Opt. Call	1,788,255
		Du Page Cnty. Forest Presvtn. Dist., Pub. Impvts. Ad Valorem Ppty. Tax GO,
5,000		Zero Coupon, 11/01/10	No Opt. Call	4,365,550
11,965		Zero Coupon, 11/01/11	No Opt. Call	10,036,242
		Illinois, Poll. Ctrl. GO,
1,500		Ser. 1, 4.50%, 2/01/11, FGIC	No Opt. Call	1,544,490
4,000		Ser. 1, 5.25%, 2/01/11, FGIC	No Opt. Call	4,225,040

BlackRock Insured Municipal Term Trust (BMT) (continued)

(Percentages shown are based on Net Assets)

Principal
Amount			Option Call
(000)		Description	Provisions[1]	Value
		Illinois—(cont'd)
$ 2,000		Illinois, Sch. Impvts. GO, Ser. 1, 4.50%, 4/01/11, FSA	No Opt. Call	$2,061,280
2,265		Kane & Du Page Cntys. Cmnty. Unit Sch. Dist. No. 303, Sch. Impvts. Ad Valorem Ppty.
		Tax GO, Ser. A, 4.00%, 1/01/11, FSA	No Opt. Call	2,290,889
1,025		Orland Pk., Pub. Impvts. Ad Valorem Ppty. Tax GO, Ser. A, 3.50%, 12/01/10, FGIC	No Opt. Call	1,020,080
1,075		Rockford Sch. Dist. No. 205, Ad Valorem Ppty. Tax GO, 4.30%, 2/01/11, FGIC	No Opt. Call	1,098,865
				42,263,859
		Indiana—4.1%
		Indianapolis Local Pub. Impvt. Bd. Bank, Wtr. Util. Impvts. Wtr. RB,
2,085		Ser. A, 4.25%, 7/01/10, MBIA	No Opt. Call	2,124,219
2,815		Ser. A, 4.375%, 1/01/11, MBIA	No Opt. Call	2,884,840
2,950		Ser. A, 4.375%, 7/01/11, MBIA	No Opt. Call	3,031,066
2,635		Mun. Pwr. Agcy., Elec., Pwr. & Lt. Impvts. RB, Ser. A, 4.50%, 1/01/11, AMBAC	No Opt. Call	2,709,966
				10,750,091
		Kansas—0.8%
		Dev. Fin. Auth., Wtr. Util. Impvts. Wtr. RB,
1,025		4.125%, 4/01/10, AMBAC	No Opt. Call	1,039,893
1,000		4.25%, 4/01/11, AMBAC	No Opt. Call	1,022,900
				2,062,793
		Kentucky—3.6%
10,890		Econ. Dev. Fin. Auth., Hlth., Hosp. & Nursing Home RB, Norton Healthcare, Inc. Proj.,
		Ser. B, Zero Coupon, 10/01/10, MBIA	No Opt. Call	9,466,350
		Louisiana—1.9%
5,000		Pub. Facs. Auth., Hlth., Hosp. & Nursing Home RB, Ochsner Clinic Fndtn. Proj., Ser. B,
		4.00%, 5/15/11, MBIA	No Opt. Call	5,011,150
		Michigan—2.4%
		Detroit, Pub. Impvts. Ad Valorem Ppty. Tax GO,
1,580		4.00%, 4/01/10, MBIA	No Opt. Call	1,593,351
1,955		4.00%, 4/01/11, MBIA	No Opt. Call	1,973,005
35		Mun. Bd. Auth., Misc. RB, Ser. A, 6.50%, 11/01/12, MBIA	04/07 @ 100	35,078
2,810		Wyandotte City Sch. Dist., Ad Valorem Ppty. Tax GO, 4.00%, 5/01/11, FSA	No Opt. Call	2,845,884
				6,447,318
		Minnesota—1.9%
2,800		Hopkins Indpt. Sch. Dist. No. 270, Ad Valorem Ppty. Tax GO, Ser. B, 4.00%, 2/01/11,
		FSA	No Opt. Call	2,837,688
2,180	[2]	Southern Minnesota Mun. Pwr. Agcy., Elec., Pwr. & Lt. RB, Ser. B, 5.75%, 1/01/11	ETM	2,266,110
				5,103,798
		Nevada—2.1%
		Director of the St. of Nevada Dept. of Bus. & Ind., Trans. Impvts. RB, Las Vegas Monorail
		Co. Proj.,
3,795		Zero Coupon, 1/01/11, AMBAC	No Opt. Call	3,284,117
2,870		Zero Coupon, 1/01/12, AMBAC	No Opt. Call	2,383,105
				5,667,222
		New Jersey—0.4%
1,000		Monmouth Cnty. Impvt. Auth., Misc. RB, Gov't. Loan Proj., 3.375%, 12/01/10, FSA	No Opt. Call	990,530
		New Mexico—3.0%
		Fin. Auth., Pub. Impvts. Misc. RB,
1,304		Ser. A, 3.40%, 6/01/11, MBIA	No Opt. Call	1,289,460
1,020		Ser. A, 4.20%, 6/01/10, MBIA	No Opt. Call	1,037,830
1,590		Ser. A, 4.30%, 6/01/11, MBIA	No Opt. Call	1,629,575
1,750		Las Cruces Sch. Dist. No. 2, Sch. Impvts. Ad Valorem Ppty. Tax GO, 5.25%, 8/01/11, FSA	08/09 @ 100	1,810,078
2,230	[2]	Transp. Comm., Sales Tax RB, Ser. B, 4.75%, 6/15/11, AMBAC	ETM	2,315,944
				8,082,887
		New York—5.6%
8,950		Long Island Pwr. Auth., Elec., Pwr. & Lt. Impvts. RB, Ser. A, 5.50%, 12/01/10, AMBAC	No Opt. Call	9,516,535
5,000		Thruway Auth., Hwy. Impvt. Income Tax RB, Ser. A, 5.00%, 3/15/11, FSA	No Opt. Call	5,250,350
				14,766,885
		Ohio—0.8%
1,000		Akron, Ad Valorem Ppty. Tax GO, 4.00%, 12/01/10, MBIA	No Opt. Call	1,011,540

BlackRock Insured Municipal Term Trust (BMT) (continued)

(Percentages shown are based on Net Assets)

Principal
Amount			Option Call
(000)		Description	Provisions[1]	Value
		Ohio—(cont’d)
$ 1,015		Univ. of Cincinnati, Univ. & Coll. Impvts. RB, Ser. G, 3.50%, 6/01/09, AMBAC	No Opt. Call	$1,012,442
				2,023,982
		Oregon—3.6%
1,995		Lane Cnty. Sch. Dist. No. 4-J Eugene, Ad Valorem Ppty. Tax GO, 3.75%, 1/01/11, FSA	No Opt. Call	2,003,938
		Washington & Clackamas Cntys. Sch. Dist. No. 23-J Tigard, Sch. Impvts. Ad Valorem Ppty.
		Tax GO,
3,820		4.00%, 6/15/10, MBIA	No Opt. Call	3,866,910
3,720		4.00%, 6/15/11, MBIA	No Opt. Call	3,774,572
				9,645,420
		Pennsylvania—6.3%
2,430		Central York Sch. Dist., Sch. Impvts. Ad Valorem Ppty. Tax GO, 4.125%, 6/01/11, FGIC	No Opt. Call	2,474,177
2,100		City of Philadelphia, Swr. RB, 5.625%, 6/15/08, AMBAC	No Opt. Call	2,149,224
1,875	[2]	Dauphin Cnty. Gen. Auth., Hlth., Hosp. & Nursing Home RB, Western Pennsylvania Hosp.
		Proj., Ser. B, 6.25%, 7/01/07, MBIA	ETM	1,904,269
7,500		Higher Edl. Facs. Auth., Hlth., Hosp. & Nursing Home Impvts. RB, Univ. of Pennsylvania
		Hlth. Sys. Proj., Ser. A, 5.25%, 8/01/10, FSA	08/09 @ 101	7,824,600
1,075		Pub. Sch. Bldg. Auth., Sch. Impvts. Misc. RB, York Sch. Dist. Proj., 4.75%, 5/01/11, FSA	No Opt. Call	1,119,484
1,250		Wilson Sch. Dist., Ad Valorem Ppty. Tax GO, 4.00%, 5/15/10, FSA	No Opt. Call	1,263,137
				16,734,891
		Rhode Island—2.0%
235		Clean Wtr. Fin. Agcy., Poll. Ctrl. Misc. RB, Ser. A, 6.70%, 10/01/10, MBIA	10/07 @ 100	238,480
5,000	[2]	Providence Plantations, Misc. Tax GO, Ser. B, 4.20%, 6/01/10, FGIC	ETM	5,081,400
				5,319,880
		Tennessee—0.8%
		Clarksville, Wtr. RB,
1,005		4.45%, 2/01/10, FSA	No Opt. Call	1,027,793
1,100		4.65%, 2/01/11, FSA	No Opt. Call	1,139,787
				2,167,580
		Texas—16.0%
		Bexar Met. Wtr. Dist., Wtr. RB,
315	[2]	3.70%, 5/01/10, FSA	ETM	314,556
770		3.70%, 5/01/10, FSA	No Opt. Call	771,055
315	[2]	3.80%, 5/01/11, FSA	ETM	315,230
775		3.80%, 5/01/11, FSA	No Opt. Call	777,899
1,090		City of Addison, Ad Valorem Ppty. Tax GO, 3.375%, 2/15/11, FGIC	No Opt. Call	1,074,500
		City of Houston,
5,000		Ad Valorem Ppty. Tax GO, Ser. A, 5.00%, 3/01/11, MBIA	No Opt. Call	5,239,250
2,000		Ad Valorem Ppty. Tax GO, Ser. A1, 5.00%, 3/01/11, MBIA	No Opt. Call	2,095,700
10,440		Swr. RB, Ser. C, Zero Coupon, 12/01/10, AMBAC	No Opt. Call	9,073,508
		Cnty. of Harris, Ad Valorem Ppty. Tax GO,
1,500		Ser. A, 5.00%, 10/01/10, FSA	No Opt. Call	1,565,520
330	[2]	Ser. B, Zero Coupon, 8/15/08, FGIC	ETM	313,566
2,255		Ser. B, Zero Coupon, 8/15/08, FGIC	No Opt. Call	2,142,273
2,000		Dallas Area Rapid Trans., Sales Tax RB, 4.30%, 12/01/10, AMBAC	No Opt. Call	2,044,880
2,490		Houston Area Wtr. Corp., Wtr. RB, Northeast Wtr. Purification Proj., 4.50%, 3/01/11,
		FGIC	No Opt. Call	2,562,260
5,550		Katy Indpt. Sch. Dist., Sch. Impvts. Ad Valorem Ppty. Tax GO, Ser. A, Zero Coupon,
		2/15/11, PSF	No Opt. Call	4,778,494
4,000		Mun. Pwr. Agcy., Elec., Pwr. & Lt. RB, 5.50%, 9/01/10, MBIA	No Opt. Call	4,235,720
2,245		Pub. Fin. Auth., Misc. RB, 4.00%, 2/01/11, FGIC	No Opt. Call	2,269,358
1,250		Texas Tech Univ., Univ. & Coll. RB, Ser. 9, 5.00%, 2/15/11, AMBAC	No Opt. Call	1,308,800
1,500		Univ. of Houston, Univ. & Coll. Impvts. RB, Ser. A, 4.00%, 2/15/10, FSA	No Opt. Call	1,514,160
				42,396,729
		Utah—2.4%
3,470		Intermountain Pwr. Agcy., Elec., Pwr. & Lt. RB, Ser. A, 5.25%, 7/01/11, MBIA	07/09 @ 101	3,616,989
3,175		Salt Lake Cnty. Wtr. Conservancy Dist., Wtr. RB, Ser. A, Zero Coupon, 10/01/10,
		AMBAC	No Opt. Call	2,784,697
				6,401,686

BlackRock Insured Municipal Term Trust (BMT) (continued)

(Percentages shown are based on Net Assets)

Principal
Amount			Option Call
(000)		Description	Provisions[1]	Value
		Washington—13.1%
$ 7,345		Benton Cnty. Sch. Dist. No. 17, Sch. Impvts. Ad Valorem Ppty. Tax GO, Kennewick Proj.,
		4.50%, 12/01/10, FSA	No Opt. Call	$7,562,339
1,000		Chelan Cnty. Sch. Dist. No. 246, Sch. Impvts. Ad Valorem Ppty. Tax GO, Wenatchee Proj.,
		4.50%, 12/01/10, FSA	No Opt. Call	1,029,590
1,010		City of Tacoma, Pub. Impvts. Ad Valorem Ppty. Tax GO, 4.625%, 12/01/10, FGIC	No Opt. Call	1,044,188
3,000		Clark Cnty. Pub. Util. Dist. No. 1, Elec., Pwr. & Lt. RB, 4.50%, 1/01/11, AMBAC	No Opt. Call	3,086,400
2,040		Clark Cnty. Sch. Dist. No. 114, Sch. Impvts. Ad Valorem Ppty. Tax GO, Evergreen Proj.,
		4.125%, 12/01/10, FSA	No Opt. Call	2,074,313
		Energy Northwest, Elec., Pwr. & Lt. RB,
9,160	[2]	Ser. A, Zero Coupon, 7/01/10, MBIA	ETM	8,122,447
3,745		Ser. A, Zero Coupon, 7/01/10, MBIA	No Opt. Call	3,309,157
1,300		Ser. B, Zero Coupon, 7/01/10, MBIA	No Opt. Call	1,149,447
5,000	[3]	Washington, Pub. Impvts. GO, Ser. A, 5.50%, 7/01/09, MBIA	N/A	5,200,200
2,280		Whatcom Cnty. Sch. Dist. No. 503, Ad Valorem Ppty. Tax GO, Blaine Proj., 4.50%,
		12/01/10, FSA	No Opt. Call	2,347,465
				34,925,546
		West Virginia—3.6%
		Econ. Dev. Auth., Correctional Fac. Impvts. Lease Approp. RB, Correctional Juvenile &
		Pub. Proj.,
3,705		Ser. A, 4.50%, 6/01/10, MBIA	No Opt. Call	3,801,627
4,420		Ser. A, 4.50%, 6/01/11, MBIA	No Opt. Call	4,562,147
1,170		Sch. Bldg. Auth., Misc. RB, Cap. Impvt. Proj., 4.00%, 7/01/11, AMBAC	No Opt. Call	1,185,479
				9,549,253
		Wisconsin—5.9%
1,045	[2]	Appleton, Wtr. RB, Wtr. Wks. Proj., 4.375%, 1/01/11, FGIC	ETM	1,070,184
		Wisconsin, Misc. RB, Clean Wtr. Proj.,
4,640		Ser. 2, 4.00%, 6/01/10, MBIA	No Opt. Call	4,692,154
9,850		Ser. 2, 4.00%, 6/01/11, MBIA	No Opt. Call	9,978,050
				15,740,388
		Wyoming—2.2%
		Albany Cnty. Impvts. Stat. Trust, Pub. Impvts. Lease Abatement COP,
1,325		4.00%, 1/15/10, MBIA	No Opt. Call	1,335,043
1,450		4.00%, 7/15/10, MBIA	No Opt. Call	1,462,847
1,480		4.00%, 1/15/11, MBIA	No Opt. Call	1,493,320
1,510		4.00%, 7/15/11, MBIA	No Opt. Call	1,524,768
				5,815,978
		Total Long-Term Investments (cost $316,461,070)		326,439,201
		SHORT-TERM INVESTMENTS—13.5%
		California—0.7%
1,836	[4]	Infrastructure & Econ. Dev. Bank, Misc. Purps. RB, Indpt. Sys. Operator Corp. Proj.,
		3.55%, 4/04/07, AMBAC, FRWD	N/A	1,836,000
		Florida—3.7%
10,000	[4]	Jacksonville Hlth. Facs. Auth., Hlth., Hosp. & Nursing Home RB, Daughters of Charity
		Proj., 3.75%, 4/02/07, MBIA, FRDD	N/A	10,000,000
		Massachusetts—0.6%
1,600	[4]	Hlth. & Edl. Facs. Auth., Coll. & Univ. RB, Harvard Univ. Proj., Ser. R, 3.73%, 4/02/07,
		FRDD	N/A	1,600,000
		Missouri—4.9%
13,000	[4]	Hlth. & Edl. Facs. Auth., Univ. & Coll. Impvts. RB, St. Louis Univ. Proj., Ser. A, 3.75%,
		4/02/07, MBIA, FRDD	N/A	13,000,000

BlackRock Insured Municipal Term Trust (BMT) (continued)

(Percentages shown are based on Net Assets)

Shares		Option Call
(000)	Description	Provisions[1]	Value
	Money Market Funds—3.6%
8,550	AIM Tax Free Cash Res. Portfolio - Institutional Class, 3.45%	N/A	$8,550,000
1,100	SSgA Tax Free Money Mkt. Fund - Class A, 3.06%	N/A	1,100,000
	Total Short-Term Investments (cost $36,086,000)		36,086,000
	Total Investments —136.4% (cost $352,547,0705)		$362,525,201
	Other assets in excess of liabilities —27.8%		73,732,332
	Preferred shares at redemption value, including dividends payable —(64.2)%		(170,573,279)
	Net Assets Applicable to Common Shareholders—100%		$265,684,254

_________________
[1]	Date (month/year) and price of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

[2]	Security is collateralized by Municipal or U.S. Treasury obligations.

[3]	This bond is prerefunded. U.S. government securities, held in escrow, are used to pay interest on this security, as well as retire the bond in full at the date indicated, typically at a premium to par.

[4]	For purposes of amortized cost valuation, the maturity date of this instrument is considered to be the earlier of the next date on which the security can be redeemed at par, or the next date on which the rate of interest is adjusted. Rate shown is rate as of March 31, 2007.

[5]	Cost for federal income tax purposes is $352,209,189. The net unrealized appreciation on a tax basis is $10,316,012, consisting of $10,463,432 gross unrealized appreciation and $147,420 gross unrealized depreciation.

The value (market value plus accrued interest) of securities that are covered by insurance, which ensures the payment of principal and interest, represent approximately 79.7% of the Trust's managed assets.

AMBAC	— 13.7%
FGIC	— 13.6%
FSA	— 16.0%
MBIA	— 33.1%
Other	— 2.2%
PSF	— 1.1%

KEY TO ABBREVIATIONS
AMBAC	— American Municipal Bond Assurance Corp.	FSA	— Financial Security Assurance
COP	— Certificate of Participation	GO	— General Obligation
ETM	— Escrowed to Maturity	MBIA	— Municipal Bond Insurance Assoc.
FGIC	— Financial Guaranty Insurance Co.	PSF	— Public School Fund Guaranteed
FRDD	— Floating Rate Daily Demand	RB	— Revenue Bond
FRWD	— Floating Rate Weekly Demand	ST	— Special Tax

Item 2. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers have evaluated the Registrant’s disclosure controls and procedures within 90 days of this filing and have concluded, as of that date, that the Registrant’s disclosure controls and procedures were reasonably designed to ensure that information required to be disclosed by the Registrant in this Form N-Q was recorded, processed, summarized, and reported within the required time periods and that information to be disclosed by the Registrant in this Form N-Q was accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate, to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a -3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications of the Registrant’s Principal Executive and Financial Officers pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    BlackRock Insured Municipal Term Trust, Inc.

By:	/s/ Donald C. Burke
Name: Donald C. Burke
Title: Treasurer and Principal Financial Officer
Date: May 25, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Robert S. Kapito
Name: Robert S. Kapito
Title: President and Principal Executive Officer
Date: May 25, 2007

By:	/s/ Donald C. Burke
Name: Donald C. Burke
Title: Treasurer and Principal Financial Officer
Date: May 25, 2007